Related Party Transactions (Details)			0 Months Ended				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 16, 2013 Manager USD ($)	Jan. 02, 2012 Manager	Dec. 16, 2011 Manager	Feb. 08, 2010 Manager USD ($)	Dec. 31, 2014 Manager USD ($)	Dec. 31, 2014 Manager EUR (€)	Dec. 31, 2013 Manager USD ($)	Dec. 31, 2012 Manager USD ($)	Dec. 31, 2012 Manager EUR (€)	Dec. 31, 2014 The Swedish Club USD ($)	Dec. 31, 2013 The Swedish Club USD ($)	Dec. 31, 2012 The Swedish Club USD ($)
Related Party Transactions
Adjusted management fees per day for commercial, chartering and administrative services			$ 800			$ 675				$ 850
Adjusted management fees per vessel per day for vessels on bareboat charter			400			340				425
Adjusted management fees per vessel per day for vessels on time charter			800			675				850
Flat management fees per newbuilding vessel for the supervision of newbuilding contracts						725,000
Management commission on gross freight, charter hire, ballast bonus and demurrage before adjustment (as a percent)			1.00%		0.75%					1.25%	1.25%
Adjusted management commission on gross freight, charter hire, ballast bonus and demurrage (as a percent)			1.25%	1.00%						0.50%	0.50%
Fee for providing services of executive officers								1,500,000			1,400,000
Management commission based on the contract price of any vessel bought or sold (excluding newbuildings) (as a percent)				0.50%
Management fees incurred shown under General and administrative expenses							16,300,000		15,000,000	15,500,000
Management commissions incurred shown under Voyage expenses							7,000,000		5,800,000	5,900,000
Monthly advances on account of the vessels' operating expenses	10,597,000	14,459,000
Premiums paid												$ 8,500,000	$ 9,600,000	$ 10,400,000